INVESTMENTS (Details)	12 Months Ended
Dec. 31, 2016 USD ($) shares
Schedule of Cost-method Investments [Line Items]
Total Investments	$ 322,360
Less Impairment	(173,500)
Net Investments	$ 148,860
Nuviant Medical, Inc. [Member]
Schedule of Cost-method Investments [Line Items]
Shares | shares	1,735,000
Total Investments	$ 173,500
MicroTransponder, Inc. [Member]
Schedule of Cost-method Investments [Line Items]
Shares | shares	167
Total Investments	$ 69,472
Emeritus Clinical Solutions, Inc. [Member]
Schedule of Cost-method Investments [Line Items]
Shares | shares	389
Total Investments	$ 79,388